Income Tax - Schedule of Unused Tax Losses and Other Deductible Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Unused Tax Losses and Other Deductible Temporary Differences [Abstract]
Non-capital losses (see below for expiry)	$ 52,553	$ 45,978
Restricted interest and financing expenses (expires 2044-2045)	6,199
Deferred revenue	3,674
Exploration and evaluation expenditures	231,835	205,854
Other	2,560	2,768
Unused tax losses and other deductible temporary differences	$ 296,821	$ 254,600